General and Administrative Expenses	12 Months Ended
Dec. 31, 2022
Disclosure Of General And Administrative Expense Text Block Abstract
GENERAL AND ADMINISTRATIVE EXPENSES

NOTE 22 - GENERAL AND ADMINISTRATIVE EXPENSES:

	Year ended December 31
	2022	2021	2020
	U.S. dollar in thousands

Payroll and related expenses	1,682	1,678	1,130
Share-based payment	486	587	326
Professional fees	4,009	4,320	2,184
Other	585	428	557
	6,762	7,013	4,197